Employee benefits	12 Months Ended
Dec. 31, 2020
Employee benefits
Employee benefits

13   Employee benefits

(a)	Composition

	2020	2019
	US$’000
Present value of obligations (see section (f) below)	70,357	67,502
Fair value of the plan assets (see section (f) below)	(30,655)	(28,525)
Recognized liability for defined benefit obligations	39,702	38,977
Termination benefit-liability for early retirement	12,706	16,003
Other long-term benefits	14,218	13,010
Presented as current liabilities:
Liability for annual leave	7,779	7,459
Current portion of liability for early retirement	5,134	6,081
Total employee benefits	79,539	81,530
Presented in the statement of financial position as follows:
Current (Note 14)	12,913	13,540
Non-current	66,626	67,990
	79,539	81,530

(b)	Defined contribution pension plans

According to the Israeli Severance Pay Law - 1963, an employee who is dismissed, or who reaches the retirement age, is entitled to severance payments, in a sum equal, in essence, to 8⅓% of his last monthly salary multiplied by the actual months of employment (hereinafter – “Severance Obligation”).

The Severance Pay Law allows employers to be relieved from part or all of the Severance Obligation by making regular deposits to pension funds and insurance companies, if it is approved (beforehand) by a relevant regulation or Collective Agreement.

The Group makes regular deposits to pension funds and insurance companies. With respect to some of its employees, the Group makes such payments replacing its full Severance Obligation regarding those employees and, therefore, treats those payments as if they were payments to a defined contribution pension plan. With respect to most of the other employees, the Group makes such payments replacing only (6%)/(8⅓%) of the respective Severance Obligation. Therefore, the Company treats those payments as payments to a defined contribution pension plan and treats the remainder (2⅓%)/(8⅓%) as payments to a defined benefit pension plan. The Group’s payments in respect of the above-mentioned, as well as in respect of other contribution plans, during the years ended December 31, 2020, 2019 and 2018, were $8.3 million, $7.7 million and $7.5 million, respectively.

(c)	Defined benefit pension plan
(i)

The post-employment liability included in the statement of financial position represents the balance of liabilities not covered by deposits and/or insurance policies in accordance with the existing labour agreements, the Severance Pay Law and the salary components which Management believes entitle the employees to receipt of compensation.

To cover their pension and severance liabilities, the Company and certain of its subsidiaries make regular deposits with recognised pension and severance pay funds in the employees’ names and purchase insurance policies.

The reserves in compensation funds include accrued linkage differentials (for Israeli CPI), interest accrued and deposited in compensation funds in banks and insurance companies. Withdrawal of the reserve monies is contingent upon fulfilment of detailed provisions in the Severance Pay Law.

(ii)

Group retirees receive, in addition to the pension payments, benefits which consist mainly of a holiday gift and vouchers. The Group’s liability in respect of these costs accumulates during the service period. The contractual costs are in respect of the post-employment period, based on an actuarial calculation for existing retirees and for the serving employees entitled to this benefit according to their contractual retirement age.

(d)	Other long-term employee benefits

(i)Provision for annual absence

Under the labour agreement, employees retiring on pension are entitled to certain compensation in respect of unutilised annual absence. The provision was measured based on actuarial calculations. The actuarial assumptions applied include those noted in section (g) below, as well as assumptions based on the Group’s experience according to the likelihood of payment of annual absence pay at retirement age and utilisation of days by the LIFO method.

(ii)Company participation in education fees for children of employees studying in higher educational institutions

Under the labour agreement, employees are entitled to the participation of the Company in education fees for their children. The provision was measured based on actuarial calculations, by applying actuarial assumptions included in section (g) below, as well as assumptions based on the Company’s experience according to the likelihood of payment of educational fees.

(e)	Benefits in respect of voluntary early retirement

According to agreements reached with certain employees who retired early, these employees are entitled to a pension from the Group until they reach regular retirement age. A provision, computed based on the present value of the early retirement payments, is included in the Consolidated Statement of Financial Position.

(f)	Movement in the present value of the defined benefit pension plan obligation

	2020	2019
	US $’000
Defined benefit obligation at January 1	67,502	58,575
Benefits paid by the plan	(5,675)	(4,250)
Current service cost and interest	4,258	2,968
Foreign currency exchange changes in plan measured in a currency different from the entity’s functional currency	3,209	4,016
Actuarial losses recognised in other comprehensive income	1,063	6,193
Defined benefit obligation at December 31	70,357	67,502

Movement in the present value of plan assets

	2020	2019
	US $’000
Fair value of plan assets at January 1	28,525	27,185
Contribution paid by the Group	1,547	937
Benefits paid by the plan	(2,321)	(2,234)
Return on plan assets	695	397
Foreign currency exchange changes in plan measured in a currency different from the entity’s functional currency	884	1,482
Actuarial gains recognised in other comprehensive income	1,325	758
Fair value of plan assets at December 31	30,655	28,525

Plan assets composition

	2020	2019
	US $’000
Equity instruments	11,336	9,839
Debt instruments	15,815	15,707
Cash and deposits	1,099	989
Other	2,405	1,990
	30,655	28,525

(g)	Actuarial assumptions

The principal actuarial assumptions at the reporting date:

(i)

Annual resignation and dismissal rates were determined on the basis of the past experience of the Group; for employees of the Company the resignation rate is estimated between 8.0%-10.0% and the dismissal rate is estimated between 1.0% and 2.0%. For the subsidiaries, the resignation rate is estimated at between 2.4% and 4.0% and the dismissal rate is estimated at between 2.0% and 2.6%.

(ii)	The relevant discount rates are as follows:

	2020	2019	2018
Early retirement	0.9%-1.0%	1.0-%1.1%	2.1%-2.4%
Annual absence	2.4%-2.5%	2.1%-2.2%	3.5%-3.7%
Tuition fees	1.3%-1.9%	1.3%-1.8%	2.5%-3.1%
Defined benefit plan	1.0%-2.7%	1.0%-3.15%	2.0%-4.0%

(iii)

Assumptions regarding future benefits growth were made on the basis of the Group's experience and management's assessments. The Group - For employees, the average future salary growth increment is between 2.0% and 4.8% per year 2020, and between 2.0% and 4.5% per year in 2019 and 2018.

Assumptions regarding future mortality are based on published statistics and mortality tables.

(iv)The overall long-term rate of return on assets is between 0.7% and 4.0% per year in 2020, and between 1.8% and 3.8% per year in 2019 and between 3.1% and 3.6% per year in 2018. The long-term rate of return addresses the portfolio as a whole, based exclusively on historical returns, without adjustments.

(v)	Sensitivity analysis

Reasonably possible changes to one of the relevant actuarial assumptions, assuming other assumptions constant, would have affected the defined benefit obligation by the amounts below:

	Defined benefit obligation
	At December 31, 2020
	Increase	Decrease
	US $’000
Discount rate (0.5% movement)	3,821	(3,821)
Future benefit growth (0.5% movement)	(2,683)	2,692

As at December 31, 2020, the weighted average duration of the defined benefit obligation was 10 years (as at December 31, 2019 - 10 years).

In 2021, the Group expects to pay about US$ 1,634 thousands in contributions to the funded defined benefit pension plan.

(h)

The Company’s Board of Directors approved compensation plans for the Company’s employees and management (the “Plans”) for the years 2017‑2020, payable as cash bonuses. The payment of cash bonuses under the Plans was subject to the satisfaction of certain pre-conditions, such as profitability and minimum EBITDA, while the actual bonus payable to each participant under the Plans is based on each participant’s meeting of certain key performance indicators (determined based on the overall performance of the Company and the individual performance of each participant). The accrual for bonuses is presented within the current liabilities.

During the second half of 2018, the Company’s Board of Directors approved the adoption of a share option plan that allows for the grant of options to purchase ordinary shares of the Company, as well as specific grants to certain members of management, which constitute less than 5% of the Company’s share capital on a fully diluted basis and reflects an expense of approximately US$ 2 million, to be recognized during the vesting period.

During 2020 the Company's Board of Directors approved the adoption of the 2020 share incentive plan, pursuant to which the Company may grant share-based awards. 25% of the Awards will vest upon the first anniversary of the vesting commencement date and 6.25% of the Awards will vest at the end of each three month period following such first anniversary. Vested awards will be exercisable on a "cashless basis", expiring on the tenth anniversary of their grant date, subject to early termination and acceleration provisions. The Company's Board of directors further approved the reservation of a maximum aggregate number of 1,000,000 ordinary shares of the Company, which shall be available for issuance under its Share Option Plans. In respect of options to purchase ordinary shared, granted following the reporting date, see Note 11(c).